Short-Term Borrowings And Long-Term Debt (Components Of Long-Term Debt) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013
Debt Instrument [Line Items]
Long-term debt	¥ 14,498,678		¥ 12,182,358
MUFG [Member]
Debt Instrument [Line Items]
Long-term debt	384,523		384,166
MUFG [Member] | Obligations Under Capital Leases [Member]
Debt Instrument [Line Items]
Long-term debt	78		59
MUFG [Member] | Subordinated Debt [Member] | Adjustable Rate Bonds [Member]
Debt Instrument [Line Items]
Long-term debt	380,500	[1]	380,500	[1]
Payable, currency	Japanese yen
Maturity date	no stated maturity
Interest rate, stated percentage rate range, minimum	3.92%
Interest rate, stated percentage rate range, maximum	4.42%
MUFG [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings I [Member]
Debt Instrument [Line Items]
Long-term debt	1,500	[1]	1,500	[1]
Payable, currency	Japanese yen
Maturity date	no stated maturity
Interest rate, stated percentage rate range, minimum	3.42%
Interest rate, stated percentage rate range, maximum	4.78%
MUFG [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings II [Member]
Debt Instrument [Line Items]
Long-term debt	515	[1]	470	[1]
Payable, currency	US dollars
Maturity date	no stated maturity
Interest rate, stated percentage	6.25%
MUFG [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings III [Member]
Debt Instrument [Line Items]
Long-term debt	1,416	[1]	1,207	[1]
Payable, currency	Euro
Maturity date	no stated maturity
Interest rate, stated percentage rate range, minimum	4.75%
Interest rate, stated percentage rate range, maximum	5.17%
MUFG [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings IV [Member]
Debt Instrument [Line Items]
Long-term debt	514	[1],[2]	430	[1],[2]
Payable, currency	other currencies excluding Japanese yen, US dollars, Euro
Maturity date	no stated maturity
Interest rate, stated percentage	6.20%
BTMU [Member]
Debt Instrument [Line Items]
Long-term debt	9,747,681		8,628,064
BTMU [Member] | Obligations Under Capital Leases [Member]
Debt Instrument [Line Items]
Long-term debt	12,260		15,294
BTMU [Member] | Obligations Under Sale-And-Leaseback Transactions [Member]
Debt Instrument [Line Items]
Long-term debt	46,339		47,435
BTMU [Member] | Unsubordinated Debt [Member]
Debt Instrument [Line Items]
Long-term debt	4,922,910		3,046,647
BTMU [Member] | Unsubordinated Debt [Member] | Fixed Rate Bonds I [Member]
Debt Instrument [Line Items]
Long-term debt	1,311,801	[1]	1,337,900	[1]
Payable, currency	Japanese yen
Maturity date range, Start	2014
Maturity date range, End	2027
Interest rate, stated percentage rate range, minimum	0.16%
Interest rate, stated percentage rate range, maximum	2.69%
BTMU [Member] | Unsubordinated Debt [Member] | Fixed Rate Bonds II [Member]
Debt Instrument [Line Items]
Long-term debt	1,109,470	[1]	639,679	[1]
Payable, currency	US dollars
Maturity date range, Start	2015
Maturity date range, End	2044
Interest rate, stated percentage rate range, minimum	1.00%
Interest rate, stated percentage rate range, maximum	4.70%
BTMU [Member] | Unsubordinated Debt [Member] | Fixed Rate Bonds III [Member]
Debt Instrument [Line Items]
Long-term debt	71,439	[1],[2]	126,709	[1],[2]
Payable, currency	other currencies excluding Japanese yen, US dollars
Maturity date range, Start	2014
Maturity date range, End	2017
Interest rate, stated percentage rate range, minimum	4.05%
Interest rate, stated percentage rate range, maximum	4.91%
BTMU [Member] | Unsubordinated Debt [Member] | Fixed Rate Borrowings I [Member]
Debt Instrument [Line Items]
Long-term debt	1,163,291	[1]	10,297	[1]
Payable, currency	Japanese yen
Maturity date range, Start	2014
Maturity date range, End	2028
Interest rate, stated percentage rate range, minimum	0.10%
Interest rate, stated percentage rate range, maximum	0.50%
BTMU [Member] | Unsubordinated Debt [Member] | Fixed Rate Borrowings II [Member]
Debt Instrument [Line Items]
Long-term debt	342	[1]	383	[1]
Payable, currency	US dollars
Maturity date	2018
Interest rate, stated percentage	7.49%
BTMU [Member] | Unsubordinated Debt [Member] | Fixed Rate Borrowings III [Member]
Debt Instrument [Line Items]
Long-term debt			384	[1],[2]
Payable, currency	other currencies excluding Japanese yen, US dollars
Maturity date range, Start	2013
Maturity date range, End	2014
Interest rate, stated percentage rate range, minimum	2.13%
Interest rate, stated percentage rate range, maximum	5.65%
BTMU [Member] | Unsubordinated Debt [Member] | Adjustable Rate Bonds [Member]
Debt Instrument [Line Items]
Long-term debt			20,000	[1]
Payable, currency	Japanese yen
Maturity date	2014
Interest rate, stated percentage	1.57%
BTMU [Member] | Unsubordinated Debt [Member] | Floating Rate Bonds I [Member]
Debt Instrument [Line Items]
Long-term debt	226,424	[1]	93,667	[1]
Payable, currency	US dollars
Maturity date range, Start	2016
Maturity date range, End	2017
Interest rate, stated percentage rate range, minimum	0.65%
Interest rate, stated percentage rate range, maximum	0.85%
BTMU [Member] | Unsubordinated Debt [Member] | Floating Rate Bonds II [Member]
Debt Instrument [Line Items]
Long-term debt	90,431	[1],[2]	29,379	[1],[2]
Payable, currency	other currencies excluding Japanese yen, US dollars
Maturity date range, Start	2015
Maturity date range, End	2017
Interest rate, stated percentage rate range, minimum	3.77%
Interest rate, stated percentage rate range, maximum	4.00%
BTMU [Member] | Unsubordinated Debt [Member] | Floating Rate Borrowings I [Member]
Debt Instrument [Line Items]
Long-term debt	942,215	[1]	780,410	[1]
Payable, currency	US dollars
Maturity date range, Start	2014
Maturity date range, End	2024
Interest rate, stated percentage rate range, minimum	0.33%
Interest rate, stated percentage rate range, maximum	0.67%
BTMU [Member] | Unsubordinated Debt [Member] | Floating Rate Borrowings II [Member]
Debt Instrument [Line Items]
Long-term debt	7,497	[1],[2]	7,839	[1],[2]
Payable, currency	Euro
Maturity date range, Start	2014
Maturity date range, End	2021
Interest rate, stated percentage rate range, minimum	0.45%
Interest rate, stated percentage rate range, maximum	0.48%
BTMU [Member] | Subordinated Debt [Member]
Debt Instrument [Line Items]
Long-term debt	3,259,314		3,813,695
BTMU [Member] | Subordinated Debt [Member] | Fixed Rate Bonds I [Member]
Debt Instrument [Line Items]
Long-term debt	1,336,892	[1]	1,579,037	[1]
Payable, currency	Japanese yen
Maturity date range, Start	2014
Maturity date range, End	2031
Interest rate, stated percentage rate range, minimum	0.93%
Interest rate, stated percentage rate range, maximum	2.91%
BTMU [Member] | Subordinated Debt [Member] | Fixed Rate Borrowings I [Member]
Debt Instrument [Line Items]
Long-term debt	233,400	[1]	233,419	[1]
Payable, currency	Japanese yen
Maturity date range, Start	2016
Maturity date range, End	2035
Interest rate, stated percentage rate range, minimum	0.56%
Interest rate, stated percentage rate range, maximum	2.24%
BTMU [Member] | Subordinated Debt [Member] | Fixed Rate Borrowings II [Member]
Debt Instrument [Line Items]
Long-term debt			118,177	[1]
Payable, currency	US dollars
Maturity date	2013
Interest rate, stated percentage	6.76%
BTMU [Member] | Subordinated Debt [Member] | Adjustable Rate Bonds [Member]
Debt Instrument [Line Items]
Long-term debt	31,000	[1]	93,700	[1]
Payable, currency	Japanese yen
Maturity date	2019
Interest rate, stated percentage	1.20%
BTMU [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings I [Member]
Debt Instrument [Line Items]
Long-term debt	245,800	[1]	395,600	[1]
Payable, currency	Japanese yen
Maturity date range, Start	2017
Maturity date range, End	2028
Interest rate, stated percentage rate range, minimum	0.25%
Interest rate, stated percentage rate range, maximum	2.86%
BTMU [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings II [Member]
Debt Instrument [Line Items]
Long-term debt	845,400	[1]	891,199	[1]
Payable, currency	Japanese yen
Maturity date	no stated maturity
Interest rate, stated percentage rate range, minimum	0.97%
Interest rate, stated percentage rate range, maximum	4.78%
BTMU [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings III [Member]
Debt Instrument [Line Items]
Long-term debt	241,862	[1]	221,018	[1]
Payable, currency	US dollars
Maturity date	no stated maturity
Interest rate, stated percentage	6.25%
BTMU [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings IV [Member]
Debt Instrument [Line Items]
Long-term debt	186,270	[1]	158,760	[1]
Payable, currency	Euro
Maturity date	no stated maturity
Interest rate, stated percentage rate range, minimum	4.75%
Interest rate, stated percentage rate range, maximum	5.17%
BTMU [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings V [Member]
Debt Instrument [Line Items]
Long-term debt	96,790	[1],[2]	80,885	[1],[2]
Payable, currency	other currencies excluding Japanese yen, US dollars, Euro
Maturity date	no stated maturity
Interest rate, stated percentage	6.20%
BTMU [Member] | Subordinated Debt [Member] | Floating Rate Borrowings I [Member]
Debt Instrument [Line Items]
Long-term debt	41,900	[1]	41,900	[1]
Payable, currency	Japanese yen
Maturity date range, Start	2020
Maturity date range, End	2027
Interest rate, stated percentage rate range, minimum	0.36%
Interest rate, stated percentage rate range, maximum	0.86%
BTMU [Member] | Obligations Under Loan Securitization Transaction Accounted For As Secured Borrowings [Member]
Debt Instrument [Line Items]
Long-term debt	1,146,638		1,516,893
Maturity date range, Start	2014
Maturity date range, End	2044
Interest rate, stated percentage rate range, minimum	0.24%
Interest rate, stated percentage rate range, maximum	5.90%
BTMU [Member] | Payable Under Repurchase Agreements [Member]
Debt Instrument [Line Items]
Long-term debt	360,220		188,100
Maturity date range, Start	2016
Maturity date range, End	2018
Interest rate, stated percentage rate range, minimum	0.63%
Interest rate, stated percentage rate range, maximum	1.48%
Other Subsidiaries [Member]
Debt Instrument [Line Items]
Long-term debt	4,366,474		3,170,128
Other Subsidiaries [Member] | Obligations Under Capital Leases [Member]
Debt Instrument [Line Items]
Long-term debt	7,781		10,286
Other Subsidiaries [Member] | Unsubordinated Debt [Member]
Debt Instrument [Line Items]
Long-term debt	3,362,476		2,232,976
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Fixed Rate Borrowings, Bonds And Notes I [Member]
Debt Instrument [Line Items]
Long-term debt	915,357	[1]	547,746	[1]
Payable, currency	Japanese yen
Maturity date range, Start	2014
Maturity date range, End	2044
Interest rate, stated percentage rate range, minimum	0.00%
Interest rate, stated percentage rate range, maximum	16.00%
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Fixed Rate Borrowings, Bonds And Notes II [Member]
Debt Instrument [Line Items]
Long-term debt	396,704	[1]	46,849	[1]
Payable, currency	US dollars
Maturity date range, Start	2014
Maturity date range, End	2038
Interest rate, stated percentage rate range, minimum	0.00%
Interest rate, stated percentage rate range, maximum	13.10%
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Fixed Rate Borrowings, Bonds And Notes III [Member]
Debt Instrument [Line Items]
Long-term debt	35,011	[1],[2]	8,952	[1],[2]
Payable, currency	other currencies excluding Japanese yen, US dollars, Euro, Thai baht
Maturity date range, Start	2014
Maturity date range, End	2037
Interest rate, stated percentage rate range, minimum	0.50%
Interest rate, stated percentage rate range, maximum	10.75%
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Fixed Rate Bonds And Notes I [Member]
Debt Instrument [Line Items]
Long-term debt	6,514	[1]
Payable, currency	Euro
Maturity date	2018
Interest rate, stated percentage	4.21%
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Fixed Rate Bonds And Notes II [Member]
Debt Instrument [Line Items]
Long-term debt	269,219	[1]	1,437	[1]
Payable, currency	Thai baht
Maturity date range, Start	2014
Maturity date range, End	2018
Interest rate, stated percentage rate range, minimum	0.00%
Interest rate, stated percentage rate range, maximum	4.80%
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Floating/Adjustable Rate Borrowings Bonds And Notes I [Member]
Debt Instrument [Line Items]
Long-term debt	1,426,933	[1]	1,199,685	[1]
Payable, currency	Japanese yen
Maturity date range, Start	2014
Maturity date range, End	2044
Interest rate, stated percentage rate range, minimum	0.00%
Interest rate, stated percentage rate range, maximum	24.00%
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Floating/Adjustable Rate Borrowings Bonds And Notes II [Member]
Debt Instrument [Line Items]
Long-term debt	276,402	[1]	403,809	[1]
Payable, currency	US dollars
Maturity date range, Start	2014
Maturity date range, End	2038
Interest rate, stated percentage rate range, minimum	0.00%
Interest rate, stated percentage rate range, maximum	7.30%
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Floating Rate Borrowings, Bonds And Notes I [Member]
Debt Instrument [Line Items]
Long-term debt	2,055	[1],[2]	2,006	[1],[2]
Payable, currency	other currencies excluding Japanese yen, US dollars, Euro
Maturity date range, Start	2014
Maturity date range, End	2037
Interest rate, stated percentage rate range, minimum	0.00%
Interest rate, stated percentage rate range, maximum	1.10%
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Floating Rate Bonds And Notes [Member]
Debt Instrument [Line Items]
Long-term debt	34,281	[1]	22,492	[1]
Payable, currency	Euro
Maturity date range, Start	2014
Maturity date range, End	2018
Interest rate, stated percentage rate range, minimum	0.00%
Interest rate, stated percentage rate range, maximum	1.76%
Other Subsidiaries [Member] | Subordinated Debt [Member]
Debt Instrument [Line Items]
Long-term debt	995,771		911,075
Other Subsidiaries [Member] | Subordinated Debt [Member] | Fixed Rate Borrowings, Bonds And Notes I [Member]
Debt Instrument [Line Items]
Long-term debt	484,194	[1]	435,544	[1]
Payable, currency	Japanese yen
Maturity date range, Start	2014
Maturity date range, End	2030
Interest rate, stated percentage rate range, minimum	0.56%
Interest rate, stated percentage rate range, maximum	2.98%
Other Subsidiaries [Member] | Subordinated Debt [Member] | Fixed Rate Bonds And Notes I [Member]
Debt Instrument [Line Items]
Long-term debt	77,330	[1]	105,096	[1]
Payable, currency	US dollars
Maturity date range, Start	2014
Maturity date range, End	2019
Interest rate, stated percentage rate range, minimum	5.38%
Interest rate, stated percentage rate range, maximum	11.33%
Other Subsidiaries [Member] | Subordinated Debt [Member] | Fixed Rate Bonds And Notes II [Member]
Debt Instrument [Line Items]
Long-term debt	111,682	[1]
Payable, currency	Thai baht
Maturity date range, Start	2020
Maturity date range, End	2022
Interest rate, stated percentage rate range, minimum	4.51%
Interest rate, stated percentage rate range, maximum	4.70%
Other Subsidiaries [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings, Bonds And Notes I [Member]
Debt Instrument [Line Items]
Long-term debt	5,000	[1]	72,300	[1]
Payable, currency	Japanese yen
Maturity date	2020
Interest rate, stated percentage	1.76%
Other Subsidiaries [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings, Bonds And Notes II [Member]
Debt Instrument [Line Items]
Long-term debt	105,667	[1]	105,744	[1]
Payable, currency	Japanese yen
Maturity date	no stated maturity
Interest rate, stated percentage rate range, minimum	1.93%
Interest rate, stated percentage rate range, maximum	3.50%
Other Subsidiaries [Member] | Subordinated Debt [Member] | Floating Rate Borrowings, Bonds And Notes I [Member]
Debt Instrument [Line Items]
Long-term debt	204,926	[1]	192,391	[1]
Payable, currency	Japanese yen
Maturity date range, Start	2014
Maturity date range, End	2021
Interest rate, stated percentage rate range, minimum	0.57%
Interest rate, stated percentage rate range, maximum	1.52%
Other Subsidiaries [Member] | Subordinated Debt [Member] | Floating Rate Borrowings, Bonds And Notes II [Member]
Debt Instrument [Line Items]
Long-term debt	6,972	[1]
Payable, currency	US dollars
Maturity date range, Start	2033
Maturity date range, End	2036
Interest rate, stated percentage rate range, minimum	1.95%
Interest rate, stated percentage rate range, maximum	3.50%
Other Subsidiaries [Member] | Obligations Under Loan Securitization Transaction Accounted For As Secured Borrowings [Member]
Debt Instrument [Line Items]
Long-term debt	¥ 446		¥ 15,791
Maturity date range, Start	2014
Maturity date range, End	2018
Interest rate, stated percentage rate range, minimum	0.95%
Interest rate, stated percentage rate range, maximum	2.71%

[1]	Adjustable rate debts are debts where interest rates are reset in accordance with the terms of the debt agreements, and floating rate debts are debts where interest rates are repriced in accordance with movements of markets indices.
[2]	Minor currencies, such as Australian dollar, British pound, Indonesian rupiah, Brazilian real, Russian ruble etc, have been summarized into the "Other currencies" classification.